Share-Based Payment - Total Share-based Compensation Recognized (Parenthetical) (Details) - Founders - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense from repurchase of ordinary shares			¥ 10,414
Repurchase of ordinary share	0	0